Long-Term Debt And Short-Term Debt (Schedule Of Aggregate Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Long-Term Debt And Short-Term Debt [Abstract]
2013	¥ 215,625
2014	285,960
2015	100,584
2016	248,594
2017	7,659
2018 and thereafter	¥ 298,971